INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE COMPONENTS OF INCOME BEFORE INCOME

The components of income before income taxes were as follows:

	Years ended December 31,
	2025	2024	2023
Domestic (British Virgin Islands)	$(4,662,118)	$(5,154,775)	$(4,480,003)
Foreign	(3,949,519)	(2,138,147)	(2,114,439)

Loss before income taxes	$(8,611,637)	$(7,292,922)	$(6,594,442)

SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE

The components of the provision for income tax expense were as follows:

Years ended December 31,
	2025	2024	2023
Current income tax expense:
Domestic	$—	$—	$—
Foreign covering
- HK SAR	—	—	—
- Taiwan	—	—	—
- Singapore	—	—	—
Total income tax expense	—	—	—

SCHEDULE OF EFFECTIVE TAX RATE

The Company’s effective tax rate was as follows as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
British Virgin Islands	—	—
HK SAR	16.5%	16.5%
Taiwan	20.0%	20.0%
Singapore	17.0%	17.0%

A reconciliation between income tax expenses computed by applying the statutory rate of Hong Kong tax regime to loss from income taxes and the actual income tax expense is as follows:

	Years ended December 31,
	2025	2024	2023
Statutory rates in HK SAR	16.5%	16.5%	16.5%
Statutory rates in Taiwan	20.0%	20.0%	20.0%
Statutory rates in Singapore	17.0%	17.0%	17.0%
Tax effect of income not taxable in HK SAR	(16.5)%	(16.5)%	(16.5)%
Tax effect on utilization of tax losses in Taiwan	(20.0)%	(20.0)%	(20.0)%
Tax effect of income not taxable in Singapore	(17.0)%	(17.0)%	(17.0)%
The Company’s effective tax rate	0.0%	0.0%	0.0%

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company as of December 31, 2025 and 2024:

	As of December 31,
Deferred tax assets, net	2025	2024
Net operating losses carryforwards	$2,289,316	$2,114,470
Less: valuation allowance	(2,289,316)	(2,114,470)
Deferred tax assets, net	$—	$—

SCHEDULE MOVEMENT OF VALUATION ALLOWANCE

The movement of valuation allowance is as follows:

	Years ended December 31,
	2025	2024	2023
Balance as of beginning of the year	$2,114,470	$1,771,321	$1,610,704
Additions	174,846	343,149	160,617
Balance as of end of the year	$2,289,316	$2,114,470	$1,771,321